Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Operating Expenses by Function

All figures in £ millions	2024	2023	2022
By function:
Cost of goods sold	1,741	1,839	2,046
Operating expenses
Distribution costs	43	47	61
Selling, marketing and product development costs	510	549	564
Administrative and other expenses	754	767	823
Reorganisation costs	(2)	–	150
Other income	(40)	(41)	(49)
Total net operating expenses	1,265	1,322	1,549
Other net gains and losses	7	16	(24)
Total	3,013	3,177	3,571

Summary of Operating Expenses by Nature

All figures in £ millions	Notes	2024	2023	2022
By nature:
Royalties expensed		162	164	194
Other product costs		371	393	412
Employee benefit expense	5	1,411	1,467	1,605
Contract labour		56	70	73
Employee-related expense		53	60	52
Promotional costs		113	146	268
Depreciation and impairment of property, plant and equipment and investment property and assets held for sale	10	77	90	136
Amortisation and impairment of intangible assets – product development	20	291	284	303
Amortisation and impairment of intangible assets – software	11	117	123	125
Amortisation and impairment of intangible assets – other	11	41	46	54
Property and facilities		70	82	102
Technology and communications		215	215	221
Professional and outsourced services		395	443	501
Other general and administrative costs		72	43	76
Costs capitalised		(398)	(424)	(478)
Other net gains and losses		7	16	(24)
Other income		(40)	(41)	(49)
Total		3,013	3,177	3,571

Summary of Services From the Group's Auditors
During the year the Group obtained the following services from the Group’s auditors:

All figures in £ millions	2024	2023	2022
The audit of parent company and consolidated financial statements	7	8	6
The audit of the company’s subsidiaries	2	2	1
Total audit fees*	9	10	7
Audit-related and other assurance services	–	–	–
Other non-audit services	–	–	–
Total other services	–	–	–
Total non-audit services	–	–	–
Total	9	10	7

Summary of Reconciliation Between Audit and Non-Audit Service Fees
Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2024	2023	2022
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	9	10	7
Non-audit fees	–	–	–
Total	9	10	7

*
Includes fees in connection with the interim review, preliminary announcement and elements of the controls audit required under Section 404 of the Sarbanes Oxley Act. In total this amounted to £1m in each of the years presented.